STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - CAD ($)	Total	Retained Earnings (Accumulated Deficit)	Share Capital Member	Warrants Reserves [Member]	Equity-settled share-based payments [Member]	Shares to be Issued
Balance, amount at Jul. 31, 2024	$ 2,680,994	$ (32,073,376)	$ 33,312,270	$ 1,389	$ 1,432,011	$ 8,700
Balance, shares at Jul. 31, 2024			58,868,030
Statement [Line Items]
Share purchase options	63,093	0	$ 0	0	63,093	0
Loss for the period	(439,507)	(439,507)	$ 0		0	0
Balance, shares at Jan. 31, 2025			58,868,030
Balance, amount at Jan. 31, 2025	2,304,580	(32,512,883)	$ 33,312,270	1,389	1,495,104	8,700
Balance, amount at Jul. 31, 2025	3,910,539	(35,546,915)	$ 37,607,312	1,389	1,848,753	0
Balance, shares at Jul. 31, 2025			69,648,030
Statement [Line Items]
Share purchase options	13,258		$ 0		13,258
Loss for the period	(845,874)	(845,874)	$ 0	0	0	0
Exercise of flow-through warrants			988,889
Exercise of flow-through warrants, amount	491,667	0	$ 491,667	0	0	0
Exercise of non-flow through warrants shares			1,650,407
Exercise of non-flow through warrants amount	985,609	0	$ 985,609		0	0
Shares issued for mineral property acquisitions shares			25,000
Shares issued for mineral property acquisitions amount	23,000		$ 23,000
Balance, shares at Jan. 31, 2026			72,312,326
Balance, amount at Jan. 31, 2026	$ 4,578,199	$ (36,392,789)	$ 39,107,588	$ 1,389	$ 1,862,011	$ 0